Research and Development Costs (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research And Development Costs
Research and development costs	€ (4,427)	€ (4,225)	€ (4,640)